Summary of Significant Accounting Policies - Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Income (Loss) Attributable to Parent [Abstract]
Net income (loss)	$ 2,568,594	$ (75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(3,318,154)	0
Net income (loss) including accretion of ordinary shares to redemption value	$ (749,560)	$ (75,562)